BUSINESS COMBINATION (Details Narrative) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Dec. 05, 2025	Sep. 30, 2025	Dec. 31, 2025	Apr. 01, 2025
IfrsStatementLineItems [Line Items]
Carried amount			R$ 11,718
Estrela Comercioe Participacoes S. A. [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest				70.00%
Carried amount				R$ 742,500
Carried amount paid				R$ 300,000
Payments for remaining balance		R$ 9,994
Estrela Comercioe Participacoes S. A. [Member] | March 2026 [Member]
IfrsStatementLineItems [Line Items]
Payments for remaining balance			111,250
Estrela Comercioe Participacoes S. A. [Member] | March 2027 [Member]
IfrsStatementLineItems [Line Items]
Payments for remaining balance			111,250
Estrela Comercioe Participacoes S. A. [Member] | March 2028 [Member]
IfrsStatementLineItems [Line Items]
Payments for remaining balance			R$ 220,000
Estrela [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest			70.00%	70.00%
Carried amount				R$ 742,500
Carried amount paid				R$ 300,000
Payments for remaining balance		R$ 9,994
Share capital			229,993,768
Transaction value			R$ 752,494
Estrela [Member] | March 2026 [Member]
IfrsStatementLineItems [Line Items]
Payments for remaining balance			111,250
Estrela [Member] | March 2027 [Member]
IfrsStatementLineItems [Line Items]
Payments for remaining balance			111,250
Estrela [Member] | March 2028 [Member]
IfrsStatementLineItems [Line Items]
Payments for remaining balance			R$ 220,000
Globaldot [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest			80.00%
Fair value measurement	R$ 11,728